Long-term assets - E.1.3. Movement in intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	$ 7,785	$ 7,361
Change in scope	114
Additions	221	522
Amortization charge	(319)	(361)
Impairment	(8)	(1)
Disposals, net	1
Asset retirement obligation	1
Transfers	30	16
Transfer to/from held for sale (see note E.4)	(870)
Exchange rate movements	(47)	249
Closing balance, net	6,908	7,785
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	4,107	4,059
Change in scope	0
Additions	0	0
Amortization charge	0	0
Impairment	0	0
Disposals, net	0
Asset retirement obligation	0
Transfers	0	0
Transfer to/from held for sale (see note E.4)	0
Exchange rate movements	(13)	48
Closing balance, net	4,094	4,107
Licenses and Spectrum
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	1,558	1,094
Change in scope	114
Additions	123	406
Amortization charge	(81)	(116)
Impairment	(3)	0
Disposals, net	2
Asset retirement obligation	1
Transfers	4	4
Transfer to/from held for sale (see note E.4)	(861)
Exchange rate movements	(19)	171
Closing balance, net	840	1,558
Customer lists
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	769	864
Change in scope	0
Additions	0	0
Amortization charge	(92)	(96)
Impairment	0	0
Disposals, net	0
Asset retirement obligation	0
Transfers	0	0
Transfer to/from held for sale (see note E.4)	0
Exchange rate movements	2	1
Closing balance, net	679	769
IRUs
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	33	40
Change in scope	0
Additions	1	1
Amortization charge	(9)	(12)
Impairment	0	0
Disposals, net	0
Asset retirement obligation	0
Transfers	3	1
Transfer to/from held for sale (see note E.4)	0
Exchange rate movements	(2)	4
Closing balance, net	25	33
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	910	910
Change in scope	0
Additions	0	0
Amortization charge	0	0
Impairment	0	0
Disposals, net	0
Asset retirement obligation	0
Transfers	0	0
Transfer to/from held for sale (see note E.4)	0
Exchange rate movements	2	0
Closing balance, net	912	910
Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	408	394
Change in scope	0
Additions	97	115
Amortization charge	(138)	(137)
Impairment	(5)	(1)
Disposals, net	(1)
Asset retirement obligation	0
Transfers	24	11
Transfer to/from held for sale (see note E.4)	(9)
Exchange rate movements	(16)	26
Closing balance, net	359	408
Computer software
Reconciliation of changes in intangible assets and goodwill [abstract]
Impairment	(7)
Cost or valuation
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	10,416
Closing balance, net	9,611	10,416
Cost or valuation | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	4,107
Closing balance, net	4,094	4,107
Cost or valuation | Licenses and Spectrum
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	2,407
Closing balance, net	1,594	2,407
Cost or valuation | Customer lists
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	1,206
Closing balance, net	1,211	1,206
Cost or valuation | IRUs
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	178
Closing balance, net	169	178
Cost or valuation | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	1,243
Closing balance, net	1,240	1,243
Cost or valuation | Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	1,275
Closing balance, net	1,302	1,275
Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	(2,631)
Closing balance, net	(2,703)	(2,631)
Accumulated amortization and impairment | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	0
Closing balance, net	0	0
Accumulated amortization and impairment | Licenses and Spectrum
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	(849)
Closing balance, net	(755)	(849)
Accumulated amortization and impairment | Customer lists
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	(437)
Closing balance, net	(533)	(437)
Accumulated amortization and impairment | IRUs
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	(145)
Closing balance, net	(144)	(145)
Accumulated amortization and impairment | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	(333)
Closing balance, net	(329)	(333)
Accumulated amortization and impairment | Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	(867)
Closing balance, net	$ (943)	$ (867)